Financial Instruments - Disclosure of credit quality of financial assets (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of external credit grades [line items]
TRADE RECEIVABLES	€ 27,813	€ 35,205
OTHER ASSETS	356	1,256
CASH AND CASH EQUIVALENTS	109,650	168,271	€ 126,080	€ 286,532
Receivables from governmental institutions (AAA-country)
Disclosure of external credit grades [line items]
TRADE RECEIVABLES	377	0
Receivables from governmental institutions (AA-country)
Disclosure of external credit grades [line items]
TRADE RECEIVABLES	7,025	5,202
Receivables from counterparties with credit rating A
Disclosure of external credit grades [line items]
TRADE RECEIVABLES	13,203	3,184
Receivables from counterparties without external credit rating or rating below A
Disclosure of external credit grades [line items]
TRADE RECEIVABLES	7,128	26,744
Contract assets from counterparties with credit rating A
Disclosure of external credit grades [line items]
TRADE RECEIVABLES	0	0
Contract assets from counterparties without external credit rating or rating below A
Disclosure of external credit grades [line items]
TRADE RECEIVABLES	80	75
Counterparties with external credit rating or rating AA
Disclosure of external credit grades [line items]
CASH AND CASH EQUIVALENTS	5,342	8,921
Counterparties with external credit rating or rating A
Disclosure of external credit grades [line items]
CASH AND CASH EQUIVALENTS	104,308	156,135
Counterparties without external credit rating or rating below A
Disclosure of external credit grades [line items]
OTHER ASSETS	356	1,256
CASH AND CASH EQUIVALENTS	€ 0	€ 3,214